PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment cost	$ 2,264	$ 2,304
Accumulated depreciation	1,718	1,712
Property and equipment, net	546	592
Depreciation	274	454	415
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	598	584
Accumulated depreciation	537	497
Office furniture and laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	1,049	1,336
Accumulated depreciation	790	920
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	617	384
Accumulated depreciation	$ 391	$ 295